Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Equipment and Leasehold Improvement, Net
Summary of property, equipment and leasehold improvement, net

	December 31,	December 31,
	2023	2024
	RMB	RMB
Electronic equipment	79,432	87,232
Furniture and office equipment	2,890	2,851
Vehicles	294	—
Leasehold improvement	17,373	17,498
Total property, equipment and leasehold improvement	99,989	107,581
Less: accumulated depreciation	(82,701)	(91,090)
Property, equipment and leasehold improvement, net	17,288	16,491